Taxes (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 1,354,590	$ 400,704
Net operating loss carryforwards	404,920	334,805
Valuation allowance	(550,821)	(482,627)
Deferred tax assets, net	$ 1,208,689	$ 252,882